CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
21.	CONVERTIBLE SENIOR NOTES

The Company issued USD 125 million of convertible senior notes on May 17, 2011 (the "Notes"). The Notes will mature on May 15, 2016. The interest rate is 4% per annum payable semi-annually, in arrears. No accrued interest to be paid on the Notes when they are converted.

Holders have the option to convert their Notes from the earlier of (i) when the registration statement of the Notes becomes effective and (ii) the first anniversary of the date on which the Notes are first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 29.6307 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$33.75 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any "person" or "group" beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company's shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company's ADSs; and 4) adoption of a plan relating to our liquidation or dissolution.

The holders have the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders will have the right to require the Company to repurchase for cash all or any portion of their notes on May 15, 2014 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the Notes remain outstanding, the Company or its subsidiaries will not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

The Company has RMB as its functional currency, and the Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company's stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the Notes offering has been expensed as incurred in the year ended December 31, 2011.

The estimated fair value of the Notes amounted to approximately RMB387,777,235 and RMB483,581,668 as of December 31, 2011 and 2012. In the year ended December 31, 2011 and 2012, the Company recorded foreign exchange gain of RMB21,567,522 and RMB1,047,241, gain from change in fair value of convertible senior notes of RMB398,030,217 and loss of RMB96,851,674, respectively (Note 27).

As a result of the depressed market conditions, the Company repurchased Notes with face value of US$2 million or 1.6% of the Notes at approximately 41% of the face value as of December 31, 2011.There were no repurchase of Notes for the year ended December 31, 2012.

Capped Call Options

Concurrent with the Company's issuance of the Convertible Senior Notes on May 17, 2011, it entered into a capped call option transactions with an affiliate of the initial purchaser of the Notes. The capped call transaction was designed to reduce the potential dilution that would otherwise occur as a result of new ordinary share issuances upon conversion of the Notes and effectively increase the conversion price of the Notes for the Company to $48.21 per ADS from the actual conversion price to the Notes holders of $33.75 per ADS. The total premium paid by the Company for the capped call transactions was US$18 million. The purchaser of the Notes have the right to require us to repurchase for cash all or any portion of their notes on May 15, 2014 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

The Company's functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the consolidated balance sheets. The derivative is marked to market each reporting period utilizing the binomial model.

The fair value of capped call options was RMB16,408,445 and RMB16,131,208 as of December 31, 2011 and 2012. An amount of loss of RMB98,282,510 andRMB309,052 was recorded in change in fair value of capped call options for the year ended December 31,2011 and 2012 (Note 27).